LAND USE RIGHTS - Additional Information (Details) - Use Rights [Member]	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2019 USD ($)
Collateralized or pledged	$ 0			$ 0
Amortization of Intangible Assets	$ 1,955	¥ 13,620	¥ 13,620